Net Loss Per Share	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Net Loss Per Share
13. NET LOSS PER SHARE
As a result of the Business Combination (see Note 3), the Company has retroactively adjusted the weighted average shares outstanding prior to March 2, 2022 to give effect to the Exchange Ratio used to determine the number of shares of common stock into which they were converted.
The following table sets forth the computation of basic and diluted net loss per share of common stock for the three and six months ended June 30, 2022, and 2021 (in thousands, except for share and per share data):

	Three Months Ended June 30,
	2022	2021

Net Loss	$(9,974)	$(10,074)
Basic and diluted shares
Weighted-average Class A Common Stock outstanding	114,096,390	21,977,123
Loss per share for Class A Common Stock
— Basic	$(0.09)	$(0.46)
— Diluted	$(0.09)	$(0.46)

	Six Months Ended June 30,
	2022	2021

Net Loss	$(20,444)	$(17,861)
Basic and diluted shares
Weighted-average Class A Common Stock outstanding	84,060,966	21,912,665
Loss per share for Class A Common Stock
— Basic	$(0.24)	$(0.82)
— Diluted	$(0.24)	$(0.82)
There are 3,059,273
shares of contingently issuable common stock pursuant to the earnout arrangement that were not included in the computation of basic net loss per share since the contingencies for the issuance of these shares have not been met as of June 30, 2022. The weighted-average common shares outstanding for the three and six months ended June 30, 2022 and 2021 include 2,683,830 and 3,326,508 warrants with an exercise price of $0.01 for the three
 a
nd six
 months ended June 30, 2022, respectively, and 5,237,367 and 5,245,876 warrants with an exercise price of
$
0.01

for the three and six months ended June 30, 2021, respectively.
The Company’s potential dilutive securities, which include stock options, restricted stock units, convertible preferred stock and warrants have been excluded from the computation of diluted net loss per share as the effect would be anti-dilutive. Therefore, the weighted average number of common shares outstanding used to calculate both basic and diluted net loss per share is the same.

The Company excluded the following weighted average potential common shares from the computation of diluted net loss per share as of June 30, 2022 and June 30,
2021:

	June 30,
	2022	2021
Convertible Series C-1 Preferred Stock (1)	—	23,218,418
Convertible Series C Preferred Stock (1)	—	54,478,261
Common Stock Warrants (1)(2)	14,176,066	1,890,514
Stock Options (1)	9,482,711	12,795,605
Restricted Stock Units	11,850,526	—

	35,509,303	92,382,798

(1)	The number of outstanding shares as of June 30, 2021 have been retrospectively adjusted to reflect the Exchange Ratio.
(2)	The number of outstanding shares as of June 30, 2022 and June 30, 2021 does not include 1,608,370 shares of Unvested Customer Warrants.

Rigetti Holdings Inc
Net Loss Per Share
13.	NET LOSS PER SHARE
The following table sets forth the computation of the basic and diluted net loss per share in relation to the Class A Common Stock:

	December 31,	January 31,
	2021	2021
Net Loss	$(38,241,499)	$(26,127,496)
Basic and diluted shares
Weighted-average Class A Common Stock outstanding	17,146,853	16,230,951
Loss per share for Class A Common Stock
— Basic	$(2.23)	$(1.61)
— Diluted	$(2.23)	$(1.61)
The number of shares outstanding underlying the potential dilutive Class A Common Stock at December 31, 2021 and January 31, 2021 were summarized as below:

	December 31,	January 31,
	2021	2021
Convertible Series C Preferred Stock	54,478,261	5,478,261
Common Stock Warrants	8,513,515	2,680,607
Stock Options	11,468,275	13,385,716
Restricted Stock Units	5,388,455	—

	79,848,506	70,544,584

The number of shares outstanding underlying the potential dilutive Class B Common Stock at December 31, 2021 and January 31, 2021 are as follows:

	December 31,	January 31,
	2021	2021
Convertible Series C-1 Preferred Stock	23,218,418	23,218,418

	23,218,418	23,218,418

As of December 31, 2021, no Class B Common Stock has been issued, however the Series
C-1
Preferred Stock shares are convertible into the Class B Common Stock in an eight-for-one
ratio. The Series
C-1
Preferred Stock were issued in February, 2020. As of December 31, 2021, 23,218,418 shares of Series
C-1
Preferred Stock were outstanding and have been excluded from the dilutive net loss per share calculation since the effect would be anti-dilutive.